Recently Adopted Accounting Standards	9 Months Ended
Dec. 31, 2021
Recently Adopted Accounting Standards
Recently Adopted Accounting Standards

Recently Adopted Accounting Standards

Changes to US-GAAP are established by the Financial Accounting Standards Board (FASB) in the form of Accounting Standards Updates (ASU’s) to the FASB’s Accounting Standards Codification. The Company considers the applicability and impact of all ASU’s. Management determined that recently issued ASU’s did not have a material impact on the consolidated financial statements at December 31, 2021.